Net Loss per Share (Details) - Schedule of anti-dilutive shares excluded from calculation of diluted net loss per share - FF Intelligent Mobility Global Holdings Ltd [Member] - shares	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	1,465,696,375	1,110,134,188
Stock-based compensation awards – employees [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	220,277,537	148,997,109
Stock-based compensation awards – non-employees [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	65,717,233	37,607,667
Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	10,198,958
Redeemable Preference Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	470,588,235	470,588,235
Class A-1 Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	57,513,413
Class A-2 Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	19,546,600
Class B Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	452,941,177	452,941,177
Convertible related party notes payable and convertible notes payable [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	168,913,222